UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 7.1%

Australian Pharmaceutical Industries Ltd.	567,404	$552

Beach Energy Ltd.	128,203	122

Charter Hall Group[1]	20,958	110

CSR Ltd.	50,841	101

Downer EDI Ltd.	23,607	112

FlexiGroup Ltd.	304,158	290

Inghams Group Ltd.	60,164	175

New Hope Corp. Ltd.	39,677	95

Nine Entertainment Co. Holdings Ltd.	172,222	167

Sandfire Resources NL	95,507	449

Whitehaven Coal Ltd.	105,224	320

		2,493

Belgium — 0.3%

AGFA-Gevaert NV2	25,197	96

Brazil — 1.0%

Transmissora Alianca de Energia Eletrica S.A.	56,400	343

Canada — 4.8%

AGF Management Ltd., Class B	116,800	412

Alaris Royalty Corp.	6,100	76

Artis Real Estate Investment Trust[1]	12,200	82

Canfor Pulp Products Inc.	34,700	412

Cominar Real Estate Investment Trust[1]	10,700	88

Crescent Point Energy Corp.	34,780	105

Just Energy Group Inc.	51,300	170

Medical Facilities Corp.	15,900	175

Transcontinental Inc., Class A	10,800	153

		1,673

Chile — 0.3%

AES Gener S.A.	356,214	99

China — 4.7%

China Aoyuan Group Ltd.	160,000	102

China South City Holdings Ltd.	758,000	107

Huaxin Cement Co. Ltd., Class B	311,400	532

Lao Feng Xiang Co. Ltd., Class B	39,752	129

West China Cement Ltd.	1,832,000	248

Yuexiu Property Co. Ltd.	2,766,000	509

		1,627

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — 2.4%

GN Store Nord A	3,252	$122

Royal Unibrew A	9,119	630

Scandinavian Tobacco Group A	6,817	82

		834

France — 0.4%

Neopost SA	4,805	131

Germany — 3.7%

Deutsche Pfandbriefbank AG	14,631	146

Kloeckner & Co. SE	31,708	219

Salzgitter AG	3,402	99

TAG Immobilien AG	18,805	428

Wuestenrot & Wuerttembergische AG	21,399	394

		1,286

Greece — 0.7%

Motor Oil Hellas Corinth Refineries SA	10,675	257

Hong Kong — 0.3%

SmarTone Telecommunications Holdings Ltd.	95,000	105

Indonesia — 0.9%

Bukit Asam	352,100	105

Indo Tambangraya Megah Tbk PT	151,400	214

		319

Israel — 0.3%

Paz Oil Co. Ltd.	761	115

Italy — 2.1%

Immobiliare Grande Distribuzione SIIQ SpA[1]	43,092	266

Unipol Gruppo SpA	119,629	483

		749

Japan — 16.9%

Adastria Co Ltd.	26,500	447

Cosmo Energy Holdings Co. Ltd.	14,600	296

Daiho Corp.	4,400	141

EDION Corp.	10,200	100

Geo Holdings Corp.	7,500	114

Haseko Corp.	55,500	581

Japan Aviation Electronics Industry Ltd.	8,000	92

JVC Kenwood Corp.	111,700	241

Kanamoto Co Ltd.	3,900	103

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Kyowa Exeo Corp.	3,700	$87

Mixi Inc.	6,100	128

NET One Systems Co. Ltd.	13,600	240

Nippon Carbon Co Ltd.	2,800	102

Nishimatsu Construction Co. Ltd.	4,600	105

Rohto Pharmaceutical Co. Ltd.	4,100	112

Ship Healthcare Holdings Inc.	9,700	359

Showa Corp.	23,000	269

Sojitz Corp.	151,800	526

Sumitomo Forestry Co. Ltd.	7,900	104

Taiyo Yuden Co. Ltd.	25,400	377

Takasago Thermal Engineering Co. Ltd.	5,400	88

Toho Holdings Co. Ltd.	4,300	105

Toshiba Machine Co. Ltd.	6,200	110

Tosoh Corp.	17,900	232

Towa Pharmaceutical Co. Ltd.	4,800	334

Unipres Corp.	5,200	88

United Arrows Ltd.	3,300	105

Valor Co. Ltd.	8,000	193

Yuasa Trading Co. Ltd.	3,900	111

		5,890

Malaysia — 0.2%

George Kent Malaysia BHD	399,200	81

Mexico — 2.1%

Concentradora Fibra Danhos S.A. de CV1	204,500	241

Macquarie Mexico Real Estate Management SA de CV1,2	541,500	486

		727

Netherlands — 2.8%

ASR Nederland NV	16,916	670

BinckBank NV	17,181	120

Koninklijke Volkerwessels NV	12,480	198

		988

Norway — 5.5%

Austevoll Seafood ASA	10,788	133

DNO ASA	123,924	180

Grieg Seafood ASA	37,820	447

Salmar ASA	2,253	112

SpareBank 1 Nord Norge	45,316	329

SpareBank 1 SMN	36,436	355

Storebrand ASA	52,751	376

		1,932

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Portugal — 0.2%

Altri SGPS S.A.	13,052	$87

Singapore — 1.7%

Yanlord Land Group Ltd.	649,600	582

South Africa — 1.9%

African Rainbow Minerals Ltd.	23,638	234

Astral Foods Ltd.	10,724	119

Harmony Gold Mining Co. Ltd.[2]	183,198	321

		674

South Korea — 2.5%

HDC Holdings Co. Ltd.	7,214	111

JB Financial Group Co. Ltd.	50,637	259

LF Corp.	5,623	125

Meritz Securities Co. Ltd.	59,945	230

Mirae Asset Life Insurance Co. Ltd.	36,314	150

		875

Spain — 0.3%

Ence Energia y Celulosa SA	13,997	88

Sweden — 6.4%

Betsson AB2	14,155	117

Bilia AB, Class A	33,231	312

Hemfosa Fastigheter AB	39,020	308

Hexpol AB	12,041	96

Nobina AB	78,108	527

Nyfosa AB2	39,020	188

Peab AB	40,583	332

SSAB AB, Class B	42,656	121

Svenska Cellulosa AB SCA, Class B	29,221	227

		2,228

Switzerland — 1.1%

Implenia AG	7,357	247

Sunrise Communications Group AG2	1,701	150

		397

Taiwan — 5.9%

Chlitina Holding Ltd.	20,000	167

Coretronic Corp.	408,000	509

Radiant Opto-Electronics Corp.	221,000	610

Simplo Technology Co. Ltd.	71,000	481

Unimicron Technology Corp.	256,000	186

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Taiwan — (continued)

Walsin Lihwa Corp.	171,000	$94

		2,047

Thailand — 1.0%

Esso Thailand PCL	1,090,300	342

Turkey — 1.2%

Soda Sanayii AS	143,986	193

Tekfen Holding AS	62,129	243

		436

United Kingdom — 10.7%

Bellway PLC	2,918	94

C&C Group PLC	176,229	550

Cineworld Group PLC	50,593	170

Evraz PLC	106,543	653

Firstgroup PLC[2]	92,949	99

Go-Ahead Group PLC	4,002	78

Hikma Pharmaceuticals PLC	16,255	356

Intu Properties PLC[1]	151,065	218

Just Group PLC	112,725	132

Keller Group PLC	23,561	148

Kier Group PLC	16,549	86

Northgate PLC	117,797	570

Petrofac Ltd.	42,188	256

Redrow PLC	15,825	99

Stagecoach Group PLC	64,784	109

Tate & Lyle PLC	14,975	126

		3,744

Total Common Stock

(Cost $37,024) — 89.4%		31,245

EXCHANGE TRADED FUNDS

VanEck Vectors India Small-Capital Index ETF	20,877	885

Vanguard FTSE All World ex-US Small-Capital ETF	3,000	284

Total Exchange Traded Funds

(Cost $1,323) — 3.3%		1,169

PREFERENCE STOCK

Brazil — 0.5%

Banco do Estado do Rio Grande do Sul2,‡	28,700	164

Total Preference Stock

(Cost $145) — 0.5%		164

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.300%**	157,150	$157

Total Short-Term Investment

(Cost $157) — 0.5%		157

Total Investments — 93.7%

(Cost $38,649)		32,735

Other Assets in Excess of Liabilities — 6.3%		2,201

Net Assets — 100.0%		$34,936

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Real Estate Investment Trust.
2	Non-income producing security.

ETF	Exchange Traded Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$2,493	$—	$—	$2,493
Belgium	96	—	—	96
Brazil	343	—	—	343
Canada	1,673	—	—	1,673
Chile	99	—	—	99
China	966	661	—	1,627
Denmark	—	834	—	834
France	131	—	—	131
Germany	—	1,286	—	1,286
Greece	257	—	—	257
Hong Kong	105	—	—	105
Indonesia	—	319	—	319
Israel	115	—	—	115
Italy	—	749	—	749
Japan	—	5,890	—	5,890
Malaysia	81	—	—	81
Mexico	727	—	—	727
Netherlands	988	—	—	988
Norway	—	1,932	—	1,932
Portugal	87	—	—	87
Singapore	582	—	—	582
South Africa	674	—	—	674
South Korea	—	875	—	875
Spain	88	—	—	88
Sweden	188	2,040	—	2,228
Switzerland	—	397	—	397
Taiwan	—	2,047	—	2,047
Thailand	—	342	—	342
Turkey	436	—	—	436
United Kingdom	3,744	—	—	3,744

Total Common Stock	13,873	17,372	—	31,245

Exchange Traded Funds	1,169	—	—	1,169
Preference Stock Brazil	164	—	—	164

Short-Term Investment	157	—	—	157

Total Investments in Securities	$15,363	$17,372	$—	$32,735

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to “foreign line” securities using “local line” prices and/or due to markets being closed. At December 31, 2018, securities with a value of $115 (000), which represented 0.3% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to certain markets being closed which triggered the fair valuation of certain

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

securities at the prior fiscal year end. At December 31, 2018, securities with a value of $13,456 (000), which represented 38.5% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered the fair valuation of certain securities at the end of the period.

At December 31, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-0900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019